Leases (Details) (USD $) In Thousands, unless otherwise specified	Jan. 01, 2013
Leases [Abstract]
2013	$ 29,528
2014	28,981
2015	27,139
2016	25,575
2017	22,786
Thereafter	70,394
Total future minimum lease payments due	$ 204,403